Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Taxes (Details) [Line Items]
U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Net operating loss (in Dollars)	$ 769,364		$ 769,364		$ 353,664
Reduce of taxpayer percentage			80.00%		80.00%
Description of income tax limitations			However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020.
Percentage of differed tax assets			100.00%		100.00%
Corporate tax rate, description			The Company’s offshore subsidiary, Shuhai Skill (HK), a HK holding company is subject to 16.5% corporate income tax in HK. Shuhai Beijing received a tax holiday with a 15% corporate income tax rate since it qualified as a high-tech company. Tianjin Information, Xunrui, Guozhong Times, Guozhong Haoze, Guohao Century, Jingwei, Shuhai Nanjing, Zhangxun are subject to the regular 25% PRC income tax rate.		The Company’s offshore subsidiary, Shuhai Skill (HK), a HK holding company is subject to 16.5% corporate income tax in HK. Shuhai Beijing received a tax holiday with a 15% corporate income tax rate since it qualified as a high-tech company. Tianjin Information, Xunrui, and Guozhong Times are subject to the regular 25% PRC income tax rate.
Net operating loss, description			As of March 31, 2021, the Company has approximately $7.53 million of NOL from its HK holding company, PRC subsidiaries and VIEs that expire in calendar years 2020 through 2024.		As of June 30, 2020, the Company has approximately $5.68 million of NOL related to its HK holding company, PRC subsidiaries and VIEs that expire in calendar years 2020 through 2024.
Parent [Member]
Income Taxes (Details) [Line Items]
U.S. federal income tax rate			21.00%